                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:___________________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:        Birinyi Associates,Inc.
Address:     61 Wilton Road
             Westport, CT 06880

Form 13F File Number: 28-04573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Evan Paliotta
Title:    Analyst
Phone:    203-341-0833

Signature, Place, and Date of Signing:

/s/Evan Paliotta                    Westport, CT                   08/07/00
[Signature]                        [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         139

Form 13F Information Table Value Total:         $669,588
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


-----------------------------------------------------------------------------------------------------------------------------------
                                    Column 1                               Column 2         Column 3      Column 4
-----------------------------------------------------------------------------------------------------------------------------------
                                     Name of                            Title of class       CUSIP          Value     Shrs or

                                     Issuer                                                               (x $1000)   prn amt

-----------------------------------------------------------------------------------------------------------------------------------
America Online Inc.                                                      Common Stock      02364J104         $48,348    916,541
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                    Common Stock      459200101         $48,134    439,332
-----------------------------------------------------------------------------------------------------------------------------------
American Express Company                                                 Common Stock      025816109         $37,692    723,110
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                          Common Stock      594918104         $35,260    441,090
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Company                                                 Common Stock      369604103         $30,224    570,268
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                              Common Stock      458140100         $29,724    222,442
-----------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                                      Common Stock      247025109         $27,998    567,771
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                   Common Stock      882508104         $26,136    380,500
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.                                                       Common Stock      17275R102         $25,314    398,252
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                                                           Common Stock      172967101         $22,838    379,059
-----------------------------------------------------------------------------------------------------------------------------------
Nokia OYJ                                                                     ADR          654902204         $16,847    337,360
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp-Mass                                                            Common Stock      268648102         $16,380    212,900
-----------------------------------------------------------------------------------------------------------------------------------
Standard and Poor's 500 Index (SPX)                                      Common Stock      78462F103         $15,124    104,100
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.                                                 Common Stock      549463107         $13,391    226,013
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                              Common Stock      717081103         $11,734    244,455
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                        Common Stock      30231G102         $11,243    143,220
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Company                                     Common Stock      617446448         $11,230    134,894
-----------------------------------------------------------------------------------------------------------------------------------
US West Inc.                                                             Common Stock      91273H101          $9,926    115,760
-----------------------------------------------------------------------------------------------------------------------------------
Corning Inc.                                                             Common Stock      219350105          $9,473     35,100
-----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc.                                                    Common Stock      866810104          $9,376    103,100
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.                                                      Common Stock      590188108          $8,786     76,400
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co                                                       Common Stock      428236103          $8,548     68,456
-----------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                    Common Stock      16161A108          $7,917    171,880
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.                                                         Common Stock      887315109          $7,562     99,500
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Company                                                    Common Stock      616880100          $7,444     67,600
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Company                                                     Common Stock      260543103          $6,846    226,790
-----------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                 Common Stock      110122108          $6,384    109,600
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc.                                                               Common Stock      984332106          $6,349     51,250
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc.                                                     Common Stock      931142103          $6,245    108,372
-----------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies Inc                                                 Common Stock      00846U101          $5,678     76,991
-----------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.                                                       Common Stock      46612J101          $5,622     46,900
-----------------------------------------------------------------------------------------------------------------------------------
Exodus Communications Inc.                                               Common Stock      302088109          $5,569    120,900
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation                                                       Common Stock      68389X105          $5,487     65,324
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                        Common Stock      589331107          $5,362     69,973
-----------------------------------------------------------------------------------------------------------------------------------
BP Amoco Plc                                                                  ADR          055622104          $5,349     94,574
-----------------------------------------------------------------------------------------------------------------------------------
PMC - Sierra Inc.                                                        Common Stock      69344F106          $5,331     30,000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc.                                                 Common Stock      38141G104          $5,194     54,750
-----------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                                                      Common Stock      077853109          $4,507     88,700
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                        Common Stock      806857108          $4,451     59,650
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials Inc.                                                   Common Stock      038222105          $4,105     45,300
-----------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.                                                          Common Stock      502161102          $3,532     65,250
-----------------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                   Common Stock      808513105          $3,233     96,136
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                                                               Common Stock      031162100          $3,091     44,000
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corporation                                                      Common Stock      166751107          $2,583     30,450
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.                                                  Common Stock      084670108          $2,582         48
-----------------------------------------------------------------------------------------------------------------------------------
American International Group                                             Common Stock      026874107          $2,464     20,967
-----------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                                    Common Stock      204493100          $2,444     95,600
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications                                             Common Stock      184502102          $2,318     30,900
-----------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corporation                                                    Common Stock      079860102          $2,293     53,800
-----------------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems Inc.                                            Common Stock      879433100          $2,155     21,500
-----------------------------------------------------------------------------------------------------------------------------------
Teradyne Inc.                                                            Common Stock      880770102          $2,132     29,000
-----------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Share Index                                                   Common Stock      631100104          $2,078     22,300
-----------------------------------------------------------------------------------------------------------------------------------
Worldcom Inc.                                                            Common Stock      98157D106          $1,943     42,362
-----------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc.                                                            Common Stock      747525103          $1,884     31,400
-----------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                             Common Stock      026609107          $1,874     31,900
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                        Common Stock      478160104          $1,793     17,604
-----------------------------------------------------------------------------------------------------------------------------------
Amazon.Com Inc.                                                          Common Stock      023135106          $1,636     45,050
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                            Common Stock      191216100          $1,634     28,456
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                Common Stock      913017109          $1,590     27,000
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                    Column 1                Column 5                   Column 6                Column 8
----------------------------------------------------------------------------------------------------------------------------------
                                     Name of                 SH/PRN    Put/Call       Investment           Voting authority
                                                                                                      ----------------------------
                                     Issuer                                           discretion        Sole     Shared    None
----------------------------------------------------------------------------------------------------------------------------------
America Online Inc.                                            SH                        SOLE           916,541
----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                          SH                        SOLE           439,332
----------------------------------------------------------------------------------------------------------------------------------
American Express Company                                       SH                        SOLE           723,110
----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                SH                        SOLE           441,090
----------------------------------------------------------------------------------------------------------------------------------
General Electric Company                                       SH                        SOLE           570,268
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                    SH                        SOLE           222,442
----------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                            SH                        SOLE           567,771
----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                         SH                        SOLE           380,500
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.                                             SH                        SOLE           398,252
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                                                 SH                        SOLE           379,059
----------------------------------------------------------------------------------------------------------------------------------
Nokia OYJ                                                      SH                        SOLE           337,360
----------------------------------------------------------------------------------------------------------------------------------
EMC Corp-Mass                                                  SH                        SOLE           212,900
----------------------------------------------------------------------------------------------------------------------------------
Standard and Poor's 500 Index (SPX)                            SH                        SOLE           104,100
----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.                                       SH                        SOLE           226,013
----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                    SH                        SOLE           244,455
----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                              SH                        SOLE           143,220
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Company                           SH                        SOLE           134,894
----------------------------------------------------------------------------------------------------------------------------------
US West Inc.                                                   SH                        SOLE           115,760
----------------------------------------------------------------------------------------------------------------------------------
Corning Inc.                                                   SH                        SOLE            35,100
----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems Inc.                                          SH                        SOLE           103,100
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.                                            SH                        SOLE            76,400
----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co                                             SH                        SOLE            68,456
----------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                          SH                        SOLE           171,880
----------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.                                               SH                        SOLE            99,500
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Company                                          SH                        SOLE            67,600
----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Company                                           SH                        SOLE           226,790
----------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                       SH                        SOLE           109,600
----------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc.                                                     SH                        SOLE            51,250
----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc.                                           SH                        SOLE           108,372
----------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies Inc                                       SH                        SOLE            76,991
----------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.                                             SH                        SOLE            46,900
----------------------------------------------------------------------------------------------------------------------------------
Exodus Communications Inc.                                     SH                        SOLE           120,900
----------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation                                             SH                        SOLE            65,324
----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                              SH                        SOLE            69,973
----------------------------------------------------------------------------------------------------------------------------------
BP Amoco Plc                                                   SH                        SOLE            94,574
----------------------------------------------------------------------------------------------------------------------------------
PMC - Sierra Inc.                                              SH                        SOLE            30,000
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc.                                       SH                        SOLE            54,750
----------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                                            SH                        SOLE            88,700
----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                              SH                        SOLE            59,650
----------------------------------------------------------------------------------------------------------------------------------
Applied Materials Inc.                                         SH                        SOLE            45,300
----------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.                                                SH                        SOLE            65,250
----------------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                         SH                        SOLE            96,136
----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                                                     SH                        SOLE            44,000
----------------------------------------------------------------------------------------------------------------------------------
Chevron Corporation                                            SH                        SOLE            30,450
----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.                                        SH                        SOLE                48
----------------------------------------------------------------------------------------------------------------------------------
American International Group                                   SH                        SOLE            20,967
----------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                          SH                        SOLE            95,600
----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications                                   SH                        SOLE            30,900
----------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corporation                                          SH                        SOLE            53,800
----------------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems Inc.                                  SH                        SOLE            21,500
----------------------------------------------------------------------------------------------------------------------------------
Teradyne Inc.                                                  SH                        SOLE            29,000
----------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Share Index                                         SH                        SOLE            22,300
----------------------------------------------------------------------------------------------------------------------------------
Worldcom Inc.                                                  SH                        SOLE            42,362
----------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc.                                                  SH                        SOLE            31,400
----------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                   SH                        SOLE            31,900
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                              SH                        SOLE            17,604
----------------------------------------------------------------------------------------------------------------------------------
Amazon.Com Inc.                                                SH                        SOLE            45,050
----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                  SH                        SOLE            28,456
----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                      SH                        SOLE            27,000
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                    Column 1                             Column 2         Column 3          Column 4
--------------------------------------------------------------------------------------------------------------------
                                     Name of                          Title of class       CUSIP             Value

                                     Issuer                                                                (x $1000)
--------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co                                                       Common Stock      254687106          $1,587
--------------------------------------------------------------------------------------------------------------------
Home Depot Inc.                                                        Common Stock      437076102          $1,566
--------------------------------------------------------------------------------------------------------------------
Sony Corporation                                                            ADR          835699307          $1,509
--------------------------------------------------------------------------------------------------------------------
Gateway Inc.                                                           Common Stock      367626108          $1,407
--------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc.                                                  Common Stock      48203R104          $1,383
--------------------------------------------------------------------------------------------------------------------
Adobe Systems Inc.                                                     Common Stock      00724F101          $1,365
--------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                    Common Stock      002824100          $1,351
--------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        Common Stock      532457108          $1,298
--------------------------------------------------------------------------------------------------------------------
CMGI Inc.                                                              Common Stock      125750109          $1,255
--------------------------------------------------------------------------------------------------------------------
Qwest Communications International                                     Common Stock      749121109          $1,222
--------------------------------------------------------------------------------------------------------------------
Pepsico Inc.                                                           Common Stock      713448108          $1,186
--------------------------------------------------------------------------------------------------------------------
Wells Fargo & Company                                                  Common Stock      949746101          $1,101
--------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson                                             ADR          294821400          $1,040
--------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                                                             Common Stock      013817101            $957
--------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                       Common Stock      580135101            $954
--------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome Plc                                                          ADR          37733W105            $878
--------------------------------------------------------------------------------------------------------------------
Schering-Plough Corporation                                            Common Stock      806605101            $859
--------------------------------------------------------------------------------------------------------------------
Apple Computer Inc.                                                    Common Stock      037833100            $849
--------------------------------------------------------------------------------------------------------------------
Tellabs Inc.                                                           Common Stock      879664100            $821
--------------------------------------------------------------------------------------------------------------------
Softbank Corp.                                                         Common Stock      J75963108            $756
--------------------------------------------------------------------------------------------------------------------
GTE Corporation                                                        Common Stock      362320103            $778
--------------------------------------------------------------------------------------------------------------------
Inktomi Corp.                                                          Common Stock      457277101            $769
--------------------------------------------------------------------------------------------------------------------
Altera Corp.                                                           Common Stock      021441100            $768
--------------------------------------------------------------------------------------------------------------------
Imatron Inc.                                                           Common Stock      452906100            $760
--------------------------------------------------------------------------------------------------------------------
Analog Devices Inc.                                                    Common Stock      032654105            $760
--------------------------------------------------------------------------------------------------------------------
Motorola Inc.                                                          Common Stock      620076109            $757
--------------------------------------------------------------------------------------------------------------------
Hughes Electronics Corp.                                               Common Stock      370442832            $755
--------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                             Common Stock      313586109            $731
--------------------------------------------------------------------------------------------------------------------
Nortel Networks Corporation                                            Common Stock      656568102            $717
--------------------------------------------------------------------------------------------------------------------
Micron Technology Inc.                                                 Common Stock      595112103            $705
--------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                   Common Stock      370442105            $700
--------------------------------------------------------------------------------------------------------------------
Immunomedics Inc.                                                      Common Stock      452907108            $662
--------------------------------------------------------------------------------------------------------------------
Sears, Roebuck And Co.                                                 Common Stock      812387108            $653
--------------------------------------------------------------------------------------------------------------------
eBay Inc.                                                              Common Stock      278642103            $608
--------------------------------------------------------------------------------------------------------------------
Ford Motor Company                                                     Common Stock      345370100            $593
--------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices                                                 Common Stock      007903107            $579
--------------------------------------------------------------------------------------------------------------------
SBC Communications Inc.                                                Common Stock      78387G103            $512
--------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette Inc. - DLJ                                Common Stock      257661108            $488
--------------------------------------------------------------------------------------------------------------------
Gillette Company                                                       Common Stock      375766102            $465
--------------------------------------------------------------------------------------------------------------------
PE Corp.-PE Biosystems Group                                           Common Stock      69332S102            $461
--------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                        Common Stock      055482103            $438
--------------------------------------------------------------------------------------------------------------------
Gap Inc.                                                               Common Stock      364760108            $438
--------------------------------------------------------------------------------------------------------------------
Medtronic Inc.                                                         Common Stock      585055106            $418
--------------------------------------------------------------------------------------------------------------------
Rambus Inc.                                                            Common Stock      750917106            $412
--------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Company                               Common Stock      604059105            $411
--------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.                                            Common Stock      928497106            $360
--------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                Common Stock      460146103            $358
--------------------------------------------------------------------------------------------------------------------
Viacom Inc.                                                            Common Stock      925524308            $344
--------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                            Common Stock      313400301            $344
--------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                        Common Stock      406216101            $336
--------------------------------------------------------------------------------------------------------------------
Computer Associates International Inc.                                 Common Stock      204912109            $333
--------------------------------------------------------------------------------------------------------------------
3Com Corp.                                                             Common Stock      885535104            $328
--------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                          Common Stock      886547108            $324
--------------------------------------------------------------------------------------------------------------------
Automatic Data Processing                                              Common Stock      053015103            $300
--------------------------------------------------------------------------------------------------------------------
Deutsche Telekom                                                            ADR          251566105            $295
--------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                            Common Stock      14040H105            $290
--------------------------------------------------------------------------------------------------------------------
Pharmacia Corporation                                                  Common Stock      71713U102            $287
--------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Company                                              Common Stock      194162103            $281
--------------------------------------------------------------------------------------------------------------------
News Corporation Limited                                                    ADR          652487802            $280
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                    Column 1                     Column 5                Column 6                Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                     Name of          Shrs or     SH/PRN     Put/Call   Investment           Voting authority
                                                                                                        ---------------------------
                                     Issuer           prn amt                           discretion        Sole     Shared    None
-----------------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co                                      40,900         SH                   SOLE            40,900
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc.                                       31,366         SH                   SOLE            31,366
-----------------------------------------------------------------------------------------------------------------------------------
Sony Corporation                                      16,000         SH                   SOLE            16,000
-----------------------------------------------------------------------------------------------------------------------------------
Gateway Inc.                                          24,800         SH                   SOLE            24,800
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc.                                  9,500         SH                   SOLE             9,500
-----------------------------------------------------------------------------------------------------------------------------------
Adobe Systems Inc.                                    10,500         SH                   SOLE            10,500
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                   30,310         SH                   SOLE            30,310
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                       13,000         SH                   SOLE            13,000
-----------------------------------------------------------------------------------------------------------------------------------
CMGI Inc.                                             27,400         SH                   SOLE            27,400
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International                    24,600         SH                   SOLE            24,600
-----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc.                                          26,700         SH                   SOLE            26,700
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Company                                 28,400         SH                   SOLE            28,400
-----------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson                       52,000         SH                   SOLE            52,000
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                                            33,000         SH                   SOLE            33,000
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                      28,950         SH                   SOLE            28,950
-----------------------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome Plc                                    15,190         SH                   SOLE            15,190
-----------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corporation                           17,000         SH                   SOLE            17,000
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer Inc.                                   16,206         SH                   SOLE            16,206
-----------------------------------------------------------------------------------------------------------------------------------
Tellabs Inc.                                          12,000         SH                   SOLE            12,000
-----------------------------------------------------------------------------------------------------------------------------------
Softbank Corp.                                         6,000         SH                   SOLE             6,000
-----------------------------------------------------------------------------------------------------------------------------------
GTE Corporation                                       12,500         SH                   SOLE            12,500
-----------------------------------------------------------------------------------------------------------------------------------
Inktomi Corp.                                          6,500         SH                   SOLE             6,500
-----------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                                           7,537         SH                   SOLE             7,537
-----------------------------------------------------------------------------------------------------------------------------------
Imatron Inc.                                         324,300         SH                   SOLE           324,300
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices Inc.                                   10,000         SH                   SOLE            10,000
-----------------------------------------------------------------------------------------------------------------------------------
Motorola Inc.                                         26,051         SH                   SOLE            26,051
-----------------------------------------------------------------------------------------------------------------------------------
Hughes Electronics Corp.                               8,600         SH                   SOLE             8,600
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                            14,000         SH                   SOLE            14,000
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corporation                           10,500         SH                   SOLE            10,500
-----------------------------------------------------------------------------------------------------------------------------------
Micron Technology Inc.                                 8,000         SH                   SOLE             8,000
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                  12,050         SH                   SOLE            12,050
-----------------------------------------------------------------------------------------------------------------------------------
Immunomedics Inc.                                     27,000         SH                   SOLE            27,000
-----------------------------------------------------------------------------------------------------------------------------------
Sears, Roebuck And Co.                                20,000         SH                   SOLE            20,000
-----------------------------------------------------------------------------------------------------------------------------------
eBay Inc.                                             11,200         SH                   SOLE            11,200
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Company                                    13,800         SH                   SOLE            13,800
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices                                 7,500         SH                   SOLE             7,500
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc.                               11,832         SH                   SOLE            11,832
-----------------------------------------------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette Inc. - DLJ               11,500         SH                   SOLE            11,500
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Company                                      13,300         SH                   SOLE            13,300
-----------------------------------------------------------------------------------------------------------------------------------
PE Corp.-PE Biosystems Group                           7,000         SH                   SOLE             7,000
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                        7,000         SH                   SOLE             7,000
-----------------------------------------------------------------------------------------------------------------------------------
Gap Inc.                                              14,000         SH                   SOLE            14,000
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc.                                         8,400         SH                   SOLE             8,400
-----------------------------------------------------------------------------------------------------------------------------------
Rambus Inc.                                            4,000         SH                   SOLE             4,000
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Company               4,980         SH                   SOLE             4,980
-----------------------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.                            4,900         SH                   SOLE             4,900
-----------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                               12,000         SH                   SOLE            12,000
-----------------------------------------------------------------------------------------------------------------------------------
Viacom Inc.                                            5,049         SH                   SOLE             5,049
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                            8,500         SH                   SOLE             8,500
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                        7,125         SH                   SOLE             7,125
-----------------------------------------------------------------------------------------------------------------------------------
Computer Associates International Inc.                 6,500         SH                   SOLE             6,500
-----------------------------------------------------------------------------------------------------------------------------------
3Com Corp.                                             5,700         SH                   SOLE             5,700
-----------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                          4,800         SH                   SOLE             4,800
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing                              5,600         SH                   SOLE             5,600
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom                                       5,200         SH                   SOLE             5,200
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                            6,500         SH                   SOLE             6,500
-----------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corporation                                  5,550         SH                   SOLE             5,550
-----------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Company                              4,700         SH                   SOLE             4,700
-----------------------------------------------------------------------------------------------------------------------------------
News Corporation Limited                               5,900         SH                   SOLE             5,900
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                    Column 1                            Column 2         Column 3         Column 4
---------------------------------------------------------------------------------------------------------------------
                                     Name of                         Title of class       CUSIP             Value

                                     Issuer                                                               (x $1000)
---------------------------------------------------------------------------------------------------------------------
UAL Corp.                                                             Common Stock      902549500            $262
---------------------------------------------------------------------------------------------------------------------
Genentech Inc                                                         Common Stock      368710406            $258
---------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                     Common Stock      277461109            $257
---------------------------------------------------------------------------------------------------------------------
Xerox Corp.                                                           Common Stock      984121103            $245
---------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA                                                     ADR          879403780            $242
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                         Common Stock      524908100            $241
---------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                 Common Stock      060505104            $237
---------------------------------------------------------------------------------------------------------------------
Telefonica SA                                                              ADR          879382208            $224
---------------------------------------------------------------------------------------------------------------------
RF Micro Devices Inc.                                                 Common Stock      749941100            $219
---------------------------------------------------------------------------------------------------------------------
Koninklijke Philips Electronics NV                                     NY Reg Shrs      500472303            $210
---------------------------------------------------------------------------------------------------------------------
Checkfree Corporation                                                 Common Stock      162813109            $206
---------------------------------------------------------------------------------------------------------------------
Fleet Boston Financial Corp.                                          Common Stock      339030108            $201
---------------------------------------------------------------------------------------------------------------------
SDL Inc.                                                              Common Stock      784076101            $200
---------------------------------------------------------------------------------------------------------------------
Pacific Century CyberWorks Limited                                    Common Stock      Y6801N100             $69
---------------------------------------------------------------------------------------------------------------------
E-new Media Company Limited                                           Common Stock      Y2293Q107              $3
---------------------------------------------------------------------------------------------------------------------
Neomedia Technologies Inc.                                            Common Stock      640505103             $59
---------------------------------------------------------------------------------------------------------------------
CNPC Hong Kong LTD-ORD                                                Common Stock      G2237F100              $1
---------------------------------------------------------------------------------------------------------------------
United States Treasury Note 5.875% 02/15/04                               Note          912827N81            $262
---------------------------------------------------------------------------------------------------------------------
Bellsouth Tele. 6.25% 05/15/03                                            Bond          079867AE7            $220
---------------------------------------------------------------------------------------------------------------------
United States Treasury Note SER C  2006 7.000% 07/15/06                   Note          912827Y55            $207
---------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facs Fing Auth Rev Chilton Mem
Hosp-Ser D 5.000% 7/1/13                                                  Muni          64579CSF8            $237
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                    Column 1                             Column 5             Column 6           Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                     Name of                    Shrs or   SH/PRN  Put/Call  Investment      Voting authority
                                                                                                       ----------------------------
                                     Issuer                     prn amt                     discretion     Sole     Shared    None
-----------------------------------------------------------------------------------------------------------------------------------
UAL Corp.                                                        4,500      SH                 SOLE        4,500
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                                                    1,500      SH                 SOLE        1,500
-----------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                4,325      SH                 SOLE        4,325
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp.                                                     11,800      SH                 SOLE       11,800
-----------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA                                           4,240      SH                 SOLE        4,240
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                    2,546      SH                 SOLE        2,546
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                            5,500      SH                 SOLE        5,500
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica SA                                                    3,500      SH                 SOLE        3,500
-----------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices Inc.                                            2,500      SH                 SOLE        2,500
-----------------------------------------------------------------------------------------------------------------------------------
Koninklijke Philips Electronics NV                               4,416      SH                 SOLE        4,416
-----------------------------------------------------------------------------------------------------------------------------------
Checkfree Corporation                                            4,000      SH                 SOLE        4,000
-----------------------------------------------------------------------------------------------------------------------------------
Fleet Boston Financial Corp.                                     5,900      SH                 SOLE        5,900
-----------------------------------------------------------------------------------------------------------------------------------
SDL Inc.                                                           700      SH                 SOLE          700
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Century CyberWorks Limited                              35,000      SH                 SOLE       35,000
-----------------------------------------------------------------------------------------------------------------------------------
E-new Media Company Limited                                     20,000      SH                 SOLE       20,000
-----------------------------------------------------------------------------------------------------------------------------------
Neomedia Technologies Inc.                                      10,000      SH                 SOLE       10,000
-----------------------------------------------------------------------------------------------------------------------------------
CNPC Hong Kong LTD-ORD                                          10,000      SH                 SOLE       10,000
-----------------------------------------------------------------------------------------------------------------------------------
United States Treasury Note 5.875% 02/15/04                    266,000      SH                 SOLE      266,000
-----------------------------------------------------------------------------------------------------------------------------------
Bellsouth Tele. 6.25% 05/15/03                                 225,000      SH                 SOLE      225,000
-----------------------------------------------------------------------------------------------------------------------------------
United States Treasury Note SER C  2006 7.000% 07/15/06        200,000      SH                 SOLE      200,000
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facs Fing Auth Rev Chilton Mem
Hosp-Ser D 5.000% 7/1/13                                       250,000      SH                 SOLE      250,000
-----------------------------------------------------------------------------------------------------------------------------------